INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Intangible assets, net carrying amount (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Intangible assets
Intangible assets	$ 35,333,464	$ 39,616,426	$ 26,657,345
Soybean HB4
Intangible assets
Intangible assets	7,345,923	6,120,336	4,927,853
Ecoseed integrated products
Intangible assets
Intangible assets	2,296,955	2,627,946
Microbiology product
Intangible assets
Intangible assets	2,503,631	2,208,117	2,122,484
Trademarks and patents
Intangible assets
Intangible assets	6,374,782	8,063,648	5,574,682
Software
Intangible assets
Intangible assets	686,965	994,723	949,310
Customer loyalty
Intangible assets
Intangible assets	$ 16,125,208	$ 19,601,656	$ 13,083,016